Schedule of investments
Nomura Strategic Income Fund	October 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.01%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	19,571	$ 19,322
GNMA Series 2015-151 KC 3.50% 4/20/34	6,711	6,592
Total Agency Collateralized Mortgage Obligations (cost $26,977)		25,914

Collateralized Loan Obligations — 20.88%
AGL CLO 3 Series 2020-3A ER 144A 9.155% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	938,789
AGL CLO 32 Series 2024-32A D1 144A 6.77% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	998,214
AIMCO CLO 17 Series 2022-17A D1R 144A 6.757% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	998,849
AIMCO CLO 18 Series 2022-18A D1R 144A 6.734% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	498,468
AMMC CLO 31 Series 2025-31A D 144A 6.834% (TSFR03M + 2.95%, Floor 2.95%) 2/20/38 #, •	750,000	751,156
Apidos CLO XL Series 2022-40A D1R 144A 6.805% (TSFR03M + 2.90%, Floor 2.90%) 7/15/37 #, •	2,000,000	2,006,646
ARES Loan Funding III Series 2022-ALF3A ER 144A 9.958% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	497,368
Bain Capital Credit CLO Series 2017-2A CR3 144A 6.058% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	2,004,270
Ballyrock CLO 14 Series 2020-14A BR 144A 5.884% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	1,000,000	1,001,856
Ballyrock CLO 18 Series 2021-18A DR 144A 9.655% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	975,365
Barings CLO
Series 2024-2A C 144A 5.905% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	999,342
Series 2024-2A D 144A 7.055% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	998,197
Series 2024-5A D2 144A 8.005% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	500,000	501,177

NQ- 023 [1025] 1225 (5043116)    1

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Bear Mountain Park CLO Series 2022-1A CR 144A 5.905% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	$ 2,003,708
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.634% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	851,624
Benefit Street Partners CLO XII-B Series 2017-12BRA D1 144A 6.955% (TSFR03M + 3.05%, Floor 3.05%) 10/15/37 #, •	1,000,000	1,000,766
Benefit Street Partners CLO XXVIII Series 2022-28A D1R 144A 6.784% (TSFR03M + 2.90%, Floor 2.90%) 10/20/37 #, •	1,000,000	998,212
Benefit Street Partners CLO XXXII Series 2023-32A ER 144A 8.56% (TSFR03M + 4.70%, Floor 4.70%) 10/25/38 #, •	800,000	800,000
Carlyle US CLO
Series 2024-4A C 144A 6.034% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,500,846
Series 2024-4A D 144A 7.084% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	998,833

Dryden 109 CLO Series 2022-109A DR 144A 6.605% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,000,000	1,000,248
Dryden 123 CLO Series 2025-123A E 144A 8.755% (TSFR03M + 4.85%, Floor 4.85%) 4/15/38 #, •	1,000,000	983,936
Elmwood CLO 17 Series 2022-4A D1R 144A 6.932% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	999,473
Elmwood CLO 37 Series 2024-13A D1 144A 6.482% (TSFR03M + 2.60%, Floor 2.60%) 1/17/38 #, •	1,000,000	998,208
Elmwood CLO V Series 2020-2A D1RR 144A 7.034% (TSFR03M + 3.15%, Floor 3.15%) 10/20/37 #, •	1,000,000	996,914
Generate CLO 10 Series 2022-10A D1R 144A 6.707% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •	1,500,000	1,473,700
Golub Capital Partners CLO 72 B Series 2024-72A D 144A 7.858% (TSFR03M + 4.00%, Floor 4.00%) 4/25/37 #, •	1,000,000	1,002,286
Golub Capital Partners CLO 76 B Series 2024-76A D1 144A 6.758% (TSFR03M + 2.90%, Floor 2.90%) 10/25/37 #, •	1,000,000	1,003,454
2    NQ- 023 [1025] 1225 (5043116)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Invesco US CLO Series 2023-4A E 144A 11.894% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	400,000	$ 400,551
KKR CLO 27 Series 27A ER2 144A 10.155% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	960,172
Lewey Park CLO Series 2024-1A D1 144A 6.82% (TSFR03M + 2.95%, Floor 2.95%) 10/21/37 #, •	1,500,000	1,499,259
Madison Park Funding XLVI Series 2020-46A DRR 144A 6.655% (TSFR03M + 2.75%) 10/15/34 #, •	1,250,000	1,242,828
Madison Park Funding XXX Series 2018-30A D1R 144A 7.094% (TSFR03M + 3.20%, Floor 3.20%) 7/16/37 #, •	1,000,000	995,061
Magnetite XLV Series 2025-45A E 144A 8.405% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	850,000	840,681
Neuberger Berman Loan Advisers CLO 25 Series 2017-25A D1R2 144A 6.984% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	1,003,273
Neuberger Berman Loan Advisers CLO 56 Series 2024-56A C 144A 5.965% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	2,005,864
Oaktree CLO Series 2019-3A D1R2 144A 6.984% (TSFR03M + 3.10%, Floor 3.10%) 1/20/38 #, •	1,000,000	998,210
OHA Credit Funding 11 Series 2022-11A D1R 144A 6.734% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •	1,000,000	1,000,123
OHA Loan Funding Series 2016-1A D1R2 144A 6.934% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	999,474
OZLM XIX Series 2017-19A CRR 144A 7.405% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,000,179
Palmer Square CLO Series 2024-2A D2 144A 8.234% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	1,001,667
RR Series 2024-28RA DR 144A 10.905% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	600,000	604,251
Sound Point CLO Series 2025-1RA E 144A 11.784% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	496,618
NQ- 023 [1025] 1225 (5043116)    3

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
TCW CLO
Series 2019-2A D1R2 144A 6.884% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,000,000	$ 970,486
Series 2022-1A ER 144A 10.384% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	1,000,000	996,161
Series 2024-2A D1 144A 7.182% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •	1,000,000	1,000,613
Series 2024-3A D1A 144A 6.984% (TSFR03M + 3.10%, Floor 3.10%) 10/20/37 #, •	1,000,000	999,491
Total Collateralized Loan Obligations (cost $49,153,938)		48,796,867

Corporate Bonds — 53.26%
Banking — 9.12%
Akbank TAS 144A 7.498% 1/20/30 #	360,000	377,690
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	310,000	333,619
Banco Santander 8.00% 2/1/34 μ, ψ	1,600,000	1,777,779
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	325,000	338,306
Bank of America 6.25% 7/26/30 μ, ψ	2,360,000	2,403,082
Barclays
7.625% 3/15/35 μ, ψ	1,035,000	1,095,460
9.625% 12/15/29 μ, ψ	735,000	835,043
Citigroup
6.875% 8/15/30 μ, ψ	1,050,000	1,083,016
6.95% 2/15/30 μ, ψ	780,000	803,409
7.125% 8/15/29 μ, ψ	545,000	562,951
Goldman Sachs Group
6.125% 11/10/34 μ, ψ	715,000	729,646
7.50% 5/10/29 μ, ψ	1,490,000	1,581,258

HSBC Holdings 7.05% 6/5/30 μ, ψ	880,000	916,405
ICICI Bank 144A 4.00% 3/18/26 #	360,000	359,460
Itau Unibanco Holding 144A 6.00% 2/27/30 #	425,000	444,881
Metropolitan Bank & Trust 5.375% 3/6/29 ■	400,000	414,410
NBK SPC 144A 1.625% 9/15/27 #, μ	430,000	419,793
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,780,000	1,839,228
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	400,000	399,506
Shinhan Bank 3.875% 3/24/26 ■	570,000	568,962
State Street 6.45% 9/15/30 μ, ψ	885,000	920,820
4    NQ- 023 [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 7.00% 2/5/35 #, μ, ψ	1,885,000	$ 1,905,628
144A 7.125% 8/10/34 #, μ, ψ	1,185,000	1,206,822
		21,317,174
Basic Industry — 2.27%
Celanese US Holdings 6.75% 4/15/33	795,000	783,632
Cerdia Finanz 144A 9.375% 10/3/31 #	1,025,000	1,072,984
Cleveland-Cliffs
144A 7.00% 3/15/32 #	735,000	752,451
144A 7.625% 1/15/34 #	730,000	759,515

Magnera 144A 7.25% 11/15/31 #	1,839,000	1,589,613
Sasol Financing USA 144A 8.75% 5/3/29 #	335,000	340,485
		5,298,680
Brokerage — 1.25%
Apollo Global Management 6.00% 12/15/54 μ	1,025,000	1,019,891
BGC Group 6.15% 4/2/30	875,000	903,612
Jefferies Finance 144A 6.625% 10/15/31 #	1,000,000	986,118
		2,909,621
Capital Goods — 2.39%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	1,175,000	1,230,033
Boeing
2.196% 2/4/26	1,180,000	1,173,744
6.858% 5/1/54	300,000	341,826

Goat Holdco 144A 6.75% 2/1/32 #	605,000	618,366
Herc Holdings 144A 7.25% 6/15/33 #	180,000	189,912
Manitowoc 144A 9.25% 10/1/31 #	515,000	541,883
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	1,145,000	1,149,439
Toucan FinCo 144A 9.50% 5/15/30 #	357,000	335,069
		5,580,272
Communications — 7.56%
ATP Tower Holdings 144A 7.875% 2/3/30 #	400,000	411,594
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	375,000	379,060
Cimpress 144A 7.375% 9/15/32 #	715,000	727,575
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	635,000	664,622
Digicel International Finance 144A 8.625% 8/1/32 #	1,750,000	1,743,762
NQ- 023 [1025] 1225 (5043116)    5

Schedule of investments
Nomura Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Gray Media 144A 7.25% 8/15/33 #		510,000	$ 499,866
IHS Holding 144A 6.25% 11/29/28 #		425,000	425,172
Iliad Holding
144A 7.00% 4/15/32 #		590,000	604,527
144A 8.50% 4/15/31 #		530,000	569,350

Matterhorn Telecom 3.125% 9/15/26 ■	EUR	13,667	15,774
Midcontinent Communications 144A 8.00% 8/15/32 #		975,000	994,345
Prosus 144A 3.257% 1/19/27 #		390,000	384,039
Sable International Finance 144A 7.125% 10/15/32 #		2,205,000	2,208,486
Sitios Latinoamerica 144A 6.00% 11/25/29 #		420,000	434,939
Time Warner Cable 7.30% 7/1/38		350,000	376,906
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		425,000	442,855
Univision Communications
144A 7.375% 6/30/30 #		1,585,000	1,591,855
144A 9.375% 8/1/32 #		907,000	958,366

Versant Media Group 144A 7.25% 1/30/31 #		149,000	151,973
Virgin Media Finance 144A 5.00% 7/15/30 #		1,310,000	1,170,694
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	365,505
VZ Secured Financing 144A 5.00% 1/15/32 #		1,915,000	1,741,226
Windstream Services 144A 7.50% 10/15/33 #		814,000	813,858
			17,676,349
Consumer Cyclical — 5.91%
American Axle & Manufacturing 144A 7.75% 10/15/33 #		253,000	253,617
Beach Acquisition Bidco 144A 10.00% 7/15/33 #		2,220,000	2,389,088
Carnival 144A 6.125% 2/15/33 #		1,150,000	1,186,645
General Motors Financial 5.95% 4/4/34		1,445,000	1,511,781
Hyundai Capital Services 144A 5.25% 1/22/28 #		425,000	433,857
Lindblad Expeditions 144A 7.00% 9/15/30 #		775,000	789,801
Meituan 144A 4.625% 10/2/29 #		400,000	401,102
Millrose Properties 144A 6.375% 8/1/30 #		1,270,000	1,287,641
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #		197,000	204,635
New Flyer Holdings 144A 9.25% 7/1/30 #		545,000	580,742
Raven Acquisition Holdings 144A 6.875% 11/15/31 #		415,000	425,118
S&S Holdings 144A 8.375% 10/1/31 #		1,025,000	980,267
Victra Holdings 144A 8.75% 9/15/29 #		1,060,000	1,125,999
Voyager Parent 144A 9.25% 7/1/32 #		560,000	587,500
William Carter 144A 7.375% 2/15/31 #		550,000	548,036
6    NQ- 023 [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
ZF North America Capital 144A 7.50% 3/24/31 #	1,163,000	$ 1,119,289
		13,825,118
Consumer Non-Cyclical — 3.09%
Acadia Healthcare 144A 7.375% 3/15/33 #	1,835,000	1,899,251
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #	1,275,000	1,338,356
Central American Bottling 144A 5.25% 4/27/29 #	405,000	397,227
DaVita 144A 6.75% 7/15/33 #	653,000	677,619
Global Medical Response 144A 7.375% 10/1/32 #	698,000	730,869
Opal Bidco 144A 6.50% 3/31/32 #	1,135,000	1,169,957
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	625,000	589,856
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	400,000	415,701
		7,218,836
Electric — 1.96%
California Buyer 144A 6.375% 2/15/32 #	1,025,000	1,036,274
Capital Power US Holdings 144A 6.189% 6/1/35 #	920,000	963,756
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	358,000	375,542
Dominion Energy 6.625% 5/15/55 μ	180,000	187,821
Duke Energy 6.45% 9/1/54 μ	435,000	460,288
Hawaiian Electric 144A 6.00% 10/1/33 #	696,000	704,259
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	219,436	224,591
Minejesa Capital 144A 4.625% 8/10/30 #	287,680	287,536
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	338,800	335,836
		4,575,903
Energy — 7.22%
Azule Energy Finance 144A 8.125% 1/23/30 #	400,000	402,384
Civitas Resources 144A 9.625% 6/15/33 #	885,000	950,272
Delek Logistics Partners 144A 7.375% 6/30/33 #	665,000	675,243
Enbridge
5.75% 7/15/80 μ	1,430,000	1,441,670
7.20% 6/27/54 μ	175,000	187,477

Energy Transfer 6.50% 11/15/26 μ, ψ	1,352,000	1,359,536
Genesis Energy
7.875% 5/15/32	220,000	226,767
8.00% 5/15/33	1,375,000	1,421,544

GNL Quintero 144A 4.634% 7/31/29 #	188,320	188,988
Hilcorp Energy I
144A 6.00% 2/1/31 #	865,000	822,244
144A 7.25% 2/15/35 #	1,000,000	964,234

NQ- 023 [1025] 1225 (5043116)    7

Schedule of investments
Nomura Strategic Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Medco Maple Tree 144A 8.96% 4/27/29 #	540,000	$ 567,818
Nabors Industries 144A 9.125% 1/31/30 #	780,000	820,299
NGL Energy Operating 144A 8.375% 2/15/32 #	1,635,000	1,673,238
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	400,000	393,900
Rockies Express Pipeline 144A 7.50% 7/15/38 #	1,090,000	1,185,949
Tecpetrol 144A 7.625% 11/3/30 #	325,000	325,569
Transocean International 144A 7.875% 10/15/32 #	1,077,000	1,110,181
Venture Global LNG 144A 9.875% 2/1/32 #	1,675,000	1,790,201
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	335,000	378,249
		16,885,763
Financials — 7.07%
Apollo Debt Solutions 6.70% 7/29/31	1,105,000	1,163,579
Ares Capital
5.50% 9/1/30	1,100,000	1,109,032
5.95% 7/15/29	560,000	574,877
Ares Strategic Income Fund
144A 5.15% 1/15/31 #	1,430,000	1,402,855
5.60% 2/15/30	570,000	574,009

Avolon Holdings Funding 144A 5.375% 5/30/30 #	69,000	70,838
Azorra Finance
144A 7.25% 1/15/31 #	810,000	849,255
144A 7.75% 4/15/30 #	1,045,000	1,102,529

Blackstone Private Credit Fund 5.60% 11/22/29	525,000	531,208
Blue Owl Credit Income
5.80% 3/15/30	1,202,000	1,208,847
6.60% 9/15/29	555,000	574,188

Burford Capital Global Finance 144A 7.50% 7/15/33 #	1,165,000	1,151,641
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	1,163,000	1,175,181
Muthoot Finance 144A 6.375% 3/2/30 #	400,000	406,774
OneMain Finance
6.75% 3/15/32	1,230,000	1,249,765
7.125% 9/15/32	770,000	795,694
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,195,000	1,247,441
144A 6.875% 2/15/33 #	765,000	792,175

Rocket 144A 6.375% 8/1/33 #	522,000	544,436
		16,524,324
8    NQ- 023 [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 2.23%
Allianz 144A 6.55% 10/30/33 #, μ, ψ	2,400,000	$ 2,493,070
Athene Holding
6.625% 10/15/54 μ	281,000	280,100
6.875% 6/28/55 μ	675,000	679,808

FWD Group Holdings 144A 5.252% 9/22/30 #	350,000	353,885
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ	645,000	699,521
Reinsurance Group of America 6.65% 9/15/55 μ	685,000	715,715
		5,222,099
Natural Gas — 0.61%
Sempra 6.40% 10/1/54 μ	1,383,000	1,421,425
		1,421,425
Real Estate Investment Trusts — 0.18%
Trust Fibra Uno 144A 4.869% 1/15/30 #	425,000	415,565
		415,565
Technology — 2.10%
Capstone Borrower 144A 8.00% 6/15/30 #	1,280,000	1,307,241
ION Platform Finance US 144A 7.875% 9/30/32 #	1,200,000	1,171,944
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	400,000	411,543
Shift4 Payments 144A 6.75% 8/15/32 #	1,135,000	1,173,253
WULF Compute 144A 7.75% 10/15/30 #	816,000	848,277
		4,912,258
Transportation — 0.10%
Latam Airlines Group 144A 7.875% 4/15/30 #	220,000	227,788
		227,788
Utilities — 0.20%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	450,000	477,964
		477,964
Total Corporate Bonds (cost $121,768,054)		124,489,139

Government Agency Obligations — 1.71%
AL Jawaher Assets 144A 4.662% 10/29/30 #	400,000	398,760
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	370,000	369,083
Freeport Indonesia 144A 4.763% 4/14/27 #	360,000	362,571
Georgian Railway JSC 4.00% 6/17/28 ■	425,000	399,903
Ma'aden Sukuk 144A 5.25% 2/13/30 #	400,000	412,833
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	400,000	396,427
OCP 144A 6.10% 4/30/30 #	400,000	419,107
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	400,000	408,776
NQ- 023 [1025] 1225 (5043116)    9

Schedule of investments
Nomura Strategic Income Fund
	Principalamount°	Value (US $)

Government Agency Obligations (continued)
Petronas Capital 144A 4.95% 1/3/31 #	400,000	$ 413,442
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	425,000	427,792
Total Government Agency Obligations (cost $3,915,142)		4,008,694

Loan Agreements — 16.06%
Basic Industry — 1.22%
Ineos Quattro Holdings UK Tranche B 8.215% (SOFR01M + 4.25%) 10/7/31 •	965,150	787,503
Olympus Water US Holding Tranche B-6 7.002% (SOFR03M + 3.00%) 6/20/31 •	1,658,281	1,644,660
Usalco 7.465% (SOFR01M + 3.50%) 9/30/31 •	422,909	423,966
		2,856,129
Capital Goods — 2.30%
Clydesdale Acquisition Holdings Tranche B 7.215% (SOFR01M + 3.25%) 4/1/32 •	719,308	718,589
Form Technologies 9.62% (SOFR03M + 5.75%) 7/19/30 •	872,813	776,803
Lsf12 Crown US Commercial Bidco 7.484% (SOFR01M + 3.50%) 12/2/31 •	2,194,500	2,210,502
White Cap Supply Holdings Tranche C 7.215% (SOFR01M + 3.25%) 10/19/29 •	1,658,250	1,663,998
		5,369,892
Communications — 0.26%
Summer (BC) Bidco B Tranche B 9.262% (SOFR03M + 5.26%) 2/15/29 •	497,481	476,649
Univision Communications 1st Lien 8.252% (SOFR03M + 4.25%) 6/24/29 •	141,356	141,650
		618,299
Consumer Cyclical — 3.00%
Boots Group Finco 7.705% (SOFR03M + 3.50%) 8/30/32 •	500,000	502,813
Clarios Global 6.715% (SOFR01M + 2.75%) 1/28/32 •	1,160,000	1,159,275
Fertitta Entertainment Tranche B 7.215% (SOFR01M + 3.25%) 1/27/29 •	557,113	557,171
Flynn Restaurant Group 7.715% (SOFR01M + 3.75%) 1/28/32 •	1,094,500	1,099,459
Scientific Games Holdings 6.934% (SOFR03M + 3.00%) 4/4/29 •	1,485,000	1,469,841
Staples 9.604% (SOFR03M + 5.75%) 9/4/29 •	1,732,500	1,625,662
10    NQ- 023 [1025] 1225 (5043116)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical (continued)
Tenneco Tranche B 9.102% - 9.304% (SOFR03M + 5.10%) 11/17/28 •	605,000	$ 596,681
		7,010,902
Consumer Non-Cyclical — 1.84%
Bausch & Lomb 8.215% (SOFR01M + 4.25%) 1/15/31 •	976,195	982,296
Heartland Dental 7.715% (SOFR01M + 3.75%) 8/25/32 •	1,654,853	1,660,153
Mamba Purchaser 6.752% (SOFR01M + 2.75%) 10/16/31 •	1,654,915	1,660,777
		4,303,226
Energy — 0.43%
Stakeholder Midstream 8.042% (SOFR06M + 4.00%) 1/1/31 •	1,000,000	997,500
		997,500
Finance Companies — 0.42%
CFC Bidco 2022 7.735% (SOFR03M + 3.75%) 7/1/32 •	1,000,000	980,000
		980,000
Financials — 1.51%
Dragon Buyer 6.752% (SOFR03M + 2.75%) 9/30/31 •	1,538,375	1,542,798
Mermaid Bidco Tranche B 7.151% (SOFR03M + 3.25%) 7/3/31 •	994,962	994,962
Nexus Buyer 7.965% (SOFR01M + 4.00%) 7/31/31 •	1,000,000	1,000,625
		3,538,385
Industrials — 0.42%
Gloves Buyer 7.965% (SOFR01M + 4.00%) 5/21/32 •	1,000,000	987,917
		987,917
Insurance — 1.24%
Alera Group 7.215% (SOFR01M + 3.25%) 5/30/32 •	900,000	905,563
Amynta Agency Borrower 6.715% (SOFR01M + 2.75%) 12/29/31 •	992,512	994,869
Asurion Tranche B-13 8.215% (SOFR01M + 4.25%) 9/19/30 •	997,500	995,162
		2,895,594
NQ- 023 [1025] 1225 (5043116)    11

Schedule of investments
Nomura Strategic Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Technology — 3.42%
Clover Holdings 2
7.750% 12/9/31	1,129,325	$ 1,134,972
7.829% (SOFR01M + 3.75%) 12/9/31 •	1,029,825	1,031,112

Commscope 8.715% (SOFR01M + 4.75%) 12/17/29 •	1,185,000	1,197,294
Disco Parent 7.484% (SOFR03M + 3.25%) 8/6/32 •	750,000	754,688
Gryphon Acquire NewCo Tranche B 6.879% (SOFR01M + 3.00%) 9/13/32 •	2,000,000	2,012,084
RealPage 7.752% (SOFR03M + 3.75%) 4/24/28 •	995,000	999,104
UKG Tranche B 6.338% (SOFR03M + 2.50%) 2/10/31 •	858,065	858,943
		7,988,197
Total Loan Agreements (cost $37,700,742)		37,546,041

Sovereign Bonds — 1.29%Δ
Dominican Republic — 0.17%
Dominican Republic International Bonds 144A 4.50% 1/30/30 #	414,000	405,616
		405,616
Hong Kong — 0.18%
Airport Authority 144A 4.875% 7/15/30 #	400,000	417,250
		417,250
Kazakhstan — 0.30%
Baiterek National Managing Holding JSC
144A 4.65% 10/1/30 #	400,000	396,619
144A 5.45% 5/8/28 #	300,000	306,062
		702,681
Mexico — 0.22%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	500,000	508,575
		508,575
Poland — 0.14%
Republic of Poland Government International Bonds 4.875% 2/12/30	305,000	314,601
		314,601
12    NQ- 023 [1025] 1225 (5043116)

	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	$ 351,683
		351,683
South Korea — 0.13%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	300,000	306,974
		306,974
Total Sovereign Bonds (cost $3,018,635)		3,007,380

Supranational Banks — 0.19%
Africa Finance 144A 5.55% 10/8/29 #	430,000	440,030
Total Supranational Banks (cost $430,000)		440,030
	Number of shares
Common Stocks — 0.49%♣
Consumer Discretionary — 0.03%
Studio City International Holdings †, π	19,076	71,535
		71,535
Energy — 0.00%
Westmoreland Coal =, †, π	146	109
		109
Financials — 0.08%
MNSN Holdings =, †	200	10,625
New Cotai =, †, π	414,307	178,452
		189,077
Industrials — 0.38%
Grupo Aeromexico =, †	499,170	874,908
		874,908
Total Common Stocks (cost $4,372,283)		1,135,629

NQ- 023 [1025] 1225 (5043116)    13

Schedule of investments
Nomura Strategic Income Fund
	Number of shares	Value (US $)

Short-Term Investments — 5.00%
Money Market Mutual Funds — 5.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.98%)	2,925,000	$ 2,925,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.01%)	2,925,000	2,925,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.09%)	2,925,000	2,925,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.00%)	2,925,000	2,925,000
Total Short-Term Investments (cost $11,700,000)		11,700,000
Total Value of Securities—98.89% (cost $232,085,771)		231,149,694

Receivables and Other Assets Net of Liabilities—1.11%		2,587,140
Net Assets Applicable to 30,777,869 Shares Outstanding—100.00%		$233,736,834
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of Rule 144A securities was $143,629,148, which represents 61.45% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
14    NQ- 023 [1025] 1225 (5043116)

Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At October 31, 2025, the aggregate value of restricted securities was $250,096, which represented 0.11% of the Fund’s net assets. See the table below for additional details on restricted securities.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$178,452
Studio City International Holdings	8/5/20	296,823	71,535
Westmoreland Coal	3/15/19	109	109
Total		$3,929,109	$250,096
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at October 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 4/1/32 X	$12,222	$12,210	$12,222	$(12)
Usalco TBD 9/30/31 X	43,901	44,011	43,901	110
Total	$56,123	$56,221	$56,123	$98
NQ- 023 [1025] 1225 (5043116)    15

Schedule of investments
Nomura Strategic Income Fund
The following forward foreign currency exchange contracts and futures contracts were outstanding at October 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
CITI	EUR	3,670,000	USD	(4,313,781)	11/14/25	$—		$(80,053)
JPMCB	EUR	(17,920,248)	USD	21,017,712	11/14/25	344,835		—
TD	EUR	14,110,248	USD	(16,652,802)	11/14/25	—		(375,157)
Total Forward Foreign Currency Exchange Contracts							$344,835		$(455,210)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
169	US Treasury 5 yr Notes	$18,456,649	$18,458,368	12/31/25	$(1,719)	$—
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
CITI – Citigroup
CLO – Collateralized Loan Obligation
DIFC – Dubai International Financial Centre
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TD – TD Bank
16    NQ- 023 [1025] 1225 (5043116)

Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ- 023 [1025] 1225 (5043116)    17